Supplement to the
Fidelity Advisor Freedom® 2055 Fund
Class A, Class T and Class C
May 28, 2016
As Revised November 4, 2016
Summary Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AFF55-SUM-17-01 1.9859634.101	March 1, 2017